ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
ACCRUED LIABILITIES [Abstract]
Accrued Liabilities
All figures in USD ‘000	2019	2018
Accrued Interest	163	1,598
Accrued Expenses	11,569	7,362
Settlement Deferred Compensation Liabilities	3,830	-
Total as of December 31,	15,562	8,960